Debt - Schedule of Outstanding Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Debt [Line Items]
Principal	$ 13,900,000	$ 21,598,000
Debt Discount	(1,102,684)
Accrued Interest		2,272,993
Total	12,797,316	23,870,993
Convertible Note Payable [Member]
Schedule of Outstanding Debt [Line Items]
Principal	1,200,000
Debt Discount	(1,102,684)
Accrued Interest
Total	97,316
Other related party debt [Member]
Schedule of Outstanding Debt [Line Items]
Principal		12,598,000
Debt Discount
Accrued Interest		2,272,993
Total		14,870,993
Revolving Loan Facility [Member]
Schedule of Outstanding Debt [Line Items]
Principal	12,700,000	9,000,000
Debt Discount
Accrued Interest
Total	$ 12,700,000	$ 9,000,000